Share-based Payments - Disclosure of range of assumptions of fair value of stock option grants (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	6.11	6.16	6.11
Expected volatility	41.70%	41.05%	41.25%
Risk-free interest rate	2.13%	1.06%	0.53%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	1.15	1.87	1.72
Vedanta
Significant Subsidiary Plan [Line Items]
Expected dividend yield	$ 0	$ 0	$ 0
Share price at grant date | $ / shares		$ 19
Bottom of range | Vedanta
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	6.00	6.00	6.00
Expected volatility	88.22%	88.05%	89.24%
Risk-free interest rate	1.67%	0.96%	0.32%
Grant date fair value	$ 10.51	$ 13.84	$ 13.09
Share price at grant date | $ / shares	$ 14		$ 19.59
Top of range | Vedanta
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	8.33	7.11	10.00
Expected volatility	89.68%	88.59%	95.46%
Risk-free interest rate	3.13%	1.32%	0.87%
Grant date fair value	$ 15.14	$ 16.23	$ 16.54
Share price at grant date | $ / shares	$ 18.84